Note 22 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2022 $ / shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Treasury Stock, Shares, Acquired (in shares) | shares			4,089,409	0
Treasury Stock, Value, Acquired, Cost Method | $			$ 52,356
Number of Foreign Currency Derivatives Held			9	6
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total | $			$ 22,500	$ 15,000
Derivative, Average Forward Exchange Rate			1.1059	1.1668
Common Stock [Member]
Treasury Stock, Shares, Acquired (in shares) | shares			(0)
Treasury Stock, Value, Acquired, Cost Method | $			$ (0)
Subsequent Event [Member]
Treasury Stock, Shares, Acquired (in shares) | shares		647,293
Treasury Stock, Value, Acquired, Cost Method | $		$ 7,739
Number of Foreign Currency Derivatives Held		9
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total | $		$ 22,500
Derivative, Average Forward Exchange Rate		1.0505
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.476563
Dividends Payable, Date Declared	Jul. 01, 2022
Dividends Payable, Date to be Paid	Jul. 15, 2022
Dividends Payable, Date of Record	Jul. 14, 2022
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.531250
Dividends Payable, Date Declared	Jul. 01, 2022
Dividends Payable, Date to be Paid	Jul. 15, 2022
Dividends Payable, Date of Record	Jul. 14, 2022
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.546875
Dividends Payable, Date Declared	Jul. 01, 2022
Dividends Payable, Date to be Paid	Jul. 15, 2022
Dividends Payable, Date of Record	Jul. 14, 2022
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.554688
Dividends Payable, Date Declared	Jul. 01, 2022
Dividends Payable, Date to be Paid	Jul. 15, 2022
Dividends Payable, Date of Record	Jul. 14, 2022
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.115
Dividends Payable, Date Declared	Jul. 01, 2022
Dividends Payable, Date to be Paid	Aug. 08, 2022
Dividends Payable, Date of Record	Jul. 21, 2022